UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

December 31, 2009
unaudited

Common stocks — 93.89%	Shares	Value (000)

INDUSTRIALS — 16.78%
Container Corp. of India Ltd.1	6,121,060	$172,488
MSC Industrial Direct Co., Inc., Class A	3,123,700	146,814
Downer EDI Ltd.1	13,901,345	115,865
Jain Irrigation Systems Ltd.1,2	4,674,949	87,750
Resources Connection, Inc.2,3	3,477,500	73,793
Monster Worldwide, Inc.3	3,700,000	64,380
Intertek Group PLC1	3,093,000	62,359
MTU Aero Engines Holding AG1	1,122,100	61,527
URS Corp.3	1,279,200	56,950
Michael Page International PLC1	9,227,702	56,021
IDEX Corp.	1,735,000	54,045
Ellaktor SA1	7,296,000	53,757
SIA Engineering Co. Ltd.1	21,580,000	50,878
Uponor Oyj1	2,246,600	48,054
Astaldi SpA1,2	5,344,954	45,602
Flughafen Wien AG, non-registered shares1	898,000	44,800
Landstar System, Inc.	1,155,000	44,779
United Stationers Inc.3	743,700	42,279
MITIE Group PLC1	11,059,000	40,917
Watsco, Inc.	831,836	40,743
Beacon Roofing Supply, Inc.2,3	2,504,225	40,068
OSG Corp.1	3,760,000	38,796
TaeWoong Co., Ltd.1	580,500	37,171
Northgate PLC1,2,3	10,581,804	37,052
Manpower Inc.	676,615	36,930
De La Rue PLC1	2,224,243	35,359
Mine Safety Appliances Co.	1,321,600	35,062
Ennis, Inc.2	2,065,810	34,685
Brady Corp., Class A, nonvoting shares	1,125,000	33,761
Wavin NV1	13,125,000	32,880
Murray & Roberts Holdings Ltd.1	5,195,577	32,486
TrueBlue, Inc.3	2,173,600	32,191
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	1,027,146	32,109
Sintex Industries Ltd.1	5,423,726	31,910
Serco Group PLC1	3,490,000	29,709
Kaba Holding AG1	119,000	28,561
Herman Miller, Inc.	1,765,000	28,205
Connaught PLC1	4,900,000	28,119
Pfeiffer Vacuum Technology AG, non-registered shares1	334,000	27,979
Exponent, Inc.2,3	936,400	26,069
Aboitiz Equity Ventures, Inc.1	134,250,000	25,989
AirAsia Bhd.1,3	64,000,000	25,676
Continental Airlines, Inc., Class B3	1,416,200	25,378
Copart, Inc.3	690,000	25,275
Singapore Post Private Ltd.1	34,995,000	25,093
Harsco Corp.	762,200	24,566
Zumtobel AG1,3	1,245,000	24,289
Pentair, Inc.	750,000	24,225
Wilson Sons Ltd. (BDR)	1,959,100	24,150
Société BIC SA1	308,000	21,302
Goodpack Ltd.1,2	26,360,000	21,043
Santos Brasil Participações SA, units3	2,065,000	20,739
Graco Inc.	725,000	20,713
Loomis AB, Class B1	1,870,000	20,426
BELIMO Holding AG1	18,300	20,313
Houston Wire & Cable Co.2	1,678,900	19,979
Frigoglass SAIC1,2,3	2,067,833	19,932
Grontmij NV, depository receipts1	815,000	19,605
Obrascón Huarte Lain, SA1	711,500	19,095
Robert Half International Inc.	695,000	18,577
LS Industrial Systems Co., Ltd.1	216,820	17,977
Bowne & Co., Inc.2	2,600,000	17,368
Go-Ahead Group PLC1	800,000	17,146
Austal Ltd.1	8,200,000	17,053
DCC PLC1	600,648	16,762
CoStar Group, Inc.3	400,000	16,708
Heidelberger Druckmaschinen AG1,3	2,130,000	16,667
Shenzhen Expressway Co. Ltd., Class H1	33,948,000	16,605
AMR Corp.3	2,137,500	16,523
Knight Transportation, Inc.	848,000	16,358
Dalian Port (PDA) Co. Ltd., Class H1	42,504,000	16,300
Ritchie Bros. Auctioneers Inc.	705,000	15,813
easyJet PLC1,3	2,720,000	15,345
Standard Parking Corp.2,3	965,000	15,324
Trakya Cam Sanayii AS1,3	12,184,028	15,173
Actuant Corp., Class A	800,000	14,824
Korea Plant Service & Engineering Co., Ltd.1	400,000	14,663
S1 Corp.1	350,000	14,567
Delachaux SA1	231,574	13,587
KBR, Inc.	700,000	13,300
Geberit AG1	74,000	13,094
Meggitt PLC1	2,920,000	12,265
Steelcase Inc., Class A	1,900,000	12,084
Alaska Air Group, Inc.3	340,000	11,750
Permasteelisa SpA1,3	615,000	11,436
Reunert Ltd.1	1,440,000	11,375
Corporate Executive Board Co.	498,032	11,365
ITE Group PLC1	5,499,608	11,351
Viad Corp	515,000	10,624
Hays PLC1	6,355,000	10,608
SAI Global Ltd.1	2,730,000	9,820
Lonrho PLC1,3	51,595,000	9,760
TransDigm Group Inc.3	203,000	9,641
PRONEXUS INC.1	1,627,000	9,633
John Bean Technologies Corp.	530,000	9,015
Cpl Resources PLC1,2	2,975,986	8,526
Curtiss-Wright Corp.	268,600	8,413
Seco Tools AB, Class B1	650,000	7,888
Indutrade AB1	413,400	7,792
ALL – América Latina Logística SA, units	810,000	7,577
Ansaldo STS SpA1	390,000	7,395
Grafton Group PLC, units1,3	1,596,782	6,621
Teleperformance SA1	200,000	6,453
Navigant Consulting, Inc.3	418,500	6,219
Hopewell Highway Infrastructure Ltd.1	9,112,500	5,552
Temp Holdings Co., Ltd.1	703,600	5,525
Kaydon Corp.	150,000	5,364
Österreichische Post AG1	190,000	5,180
Prysmian SpA1	260,000	4,548
Cintas Corp.	137,000	3,569
LECG Corp.3	539,147	1,612
Imagelinx PLC1,2,3	21,385,714	1,211
American Shipping Co. ASA1,3	544,600	604
Aker Philadelphia Shipyard ASA1,3,4	346,000	409
BrisConnections Unit Trusts1,2	27,300,000	25
		3,051,635

CONSUMER DISCRETIONARY — 14.92%
Jumbo SA1,2	9,689,912	122,997
Modern Times Group MTG AB, Class B1	2,313,000	114,555
Virgin Media Inc.3	5,062,500	85,202
lululemon athletica inc.3	2,768,214	83,323
Billabong International Ltd.1	8,440,970	82,058
Pantaloon Retail (India) Ltd.1	8,524,816	69,056
Pantaloon Retail (India) Ltd., Class B1	551,250	3,371
CTC Media, Inc.3	4,623,000	68,883
WABCO Holdings Inc.	2,280,000	58,801
Parkson Retail Group Ltd.1	33,085,500	57,878
Central European Media Enterprises Ltd., Class A3	2,340,000	55,247
CarMax, Inc.3	2,257,000	54,732
Fourlis1,2	4,074,000	53,108
Blue Nile, Inc.2,3	829,140	52,509
Navitas Ltd.1	14,282,690	52,372
Lions Gate Entertainment Corp.2,3	9,000,000	52,290
DeVry Inc.	900,000	51,057
Ekornes ASA1,2	2,237,850	46,357
Harman International Industries, Inc.	1,281,550	45,213
Live Nation, Inc.2,3	4,889,394	41,609
Domino’s Pizza UK & IRL PLC1,2	8,676,034	41,564
Tiffany & Co.	947,000	40,721
Chipotle Mexican Grill, Inc.3	443,000	39,055
Weight Watchers International, Inc.	1,320,000	38,491
Golden Eagle Retail Group Ltd.1	18,960,000	38,315
Schibsted ASA1,3	1,651,720	36,974
NVR, Inc.3	52,000	36,957
Brunswick Corp.	2,658,000	33,783
CKX, Inc.2,3,4	6,250,000	32,938
Strayer Education, Inc.	151,200	32,128
American Axle & Manufacturing Holdings, Inc.2,3	4,000,000	32,080
REXLot Holdings Ltd.1	286,000,000	31,930
Timberland Co., Class A3	1,767,000	31,682
Lojas Renner SA, ordinary nominative	1,365,000	30,786
Shimano Inc.1	767,400	30,733
ASOS PLC1,2,3	3,830,000	29,947
GEOX SpA1	4,346,080	29,877
Scholastic Corp.	1,000,000	29,830
Trinity Ltd.1,2,4	82,337,500	28,798
Halfords Group PLC1	4,200,000	27,019
AutoNation, Inc.3	1,375,000	26,331
Parkson Holdings Bhd.1	16,508,450	25,604
Tractor Supply Co.3	456,100	24,155
Educomp Solutions Ltd.1	1,565,000	23,838
Urban Outfitters, Inc.3	675,000	23,618
Domino’s Pizza Enterprises Ltd.1,2	4,759,100	23,039
Café de Coral Holdings Ltd.1	9,976,000	22,763
New Oriental Education & Technology Group Inc. (ADR)3	295,000	22,305
TOD’S SpA1	292,000	21,617
Rational AG1	126,800	21,464
PCD Stores (Group) Ltd.1,3	55,000,000	21,354
SeLoger.com1,3	660,000	21,270
Stella International Holdings Ltd.1	11,212,500	20,330
Leggett & Platt, Inc.	990,000	20,196
Minth Group Ltd.1	12,110,000	17,755
Boyd Gaming Corp.3	2,000,000	16,740
Rightmove PLC1	2,038,594	16,503
Hankook Tire Co., Ltd.1	720,000	15,683
Grand Canyon Education, Inc.3	800,000	15,208
K12 Inc.3	750,018	15,203
Dollarama Inc.3	700,000	14,947
TAKKT AG1	1,456,778	14,934
Interpublic Group of Companies, Inc.3	1,970,000	14,539
DSG international PLC1,3	24,553,542	14,467
Expedia, Inc.3	557,300	14,328
Nitori Co., Ltd.1	190,000	14,146
NEXEN Tire Co., Ltd.1	2,410,000	13,928
Headlam Group PLC1	2,711,706	13,085
PetMed Express, Inc.	739,524	13,038
Choice Hotels International, Inc.	400,000	12,664
Fielmann AG1	157,500	11,587
Mothercare PLC1	1,025,000	11,249
Melco Crown Entertainment Ltd. (ADR)3	3,318,000	11,182
Autoliv AB	255,000	11,057
Bloomsbury Publishing PLC1,2	5,405,000	11,040
Aristocrat Leisure Ltd.1	3,000,000	10,708
Signet Jewelers Ltd.3	400,000	10,688
Titan Industries Ltd.1	341,736	10,387
P.F. Chang’s China Bistro, Inc.3	250,000	9,478
J D Wetherspoon PLC1,3	1,375,000	9,443
Oceanus Group Ltd.1,3	30,044,000	9,319
Restaurant Group PLC1	2,950,000	8,843
Bijou Brigitte modische Accessoires AG1	52,000	8,774
Raffles Education Corp. Ltd.1	30,000,000	8,561
Pou Sheng International (Holdings) Ltd.1,3	52,600,000	7,831
Ascent Media Corp., Class A3	304,764	7,781
HUGO BOSS AG1	215,000	7,561
Mekonomen AB1	348,374	7,523
Banyan Tree Holdings Ltd.1,3	13,354,500	7,220
Saks Inc.3	1,092,500	7,167
KB Home	500,000	6,840
Abbey PLC1,3	985,000	6,702
Praktiker Bau- und Heimwerkermärkte Holding AG1	605,280	6,691
Group 1 Automotive, Inc.3	200,000	5,670
Toll Corp.3	300,000	5,643
Bob Evans Farms, Inc.	175,000	5,066
Gaming VC Holdings SA1	1,396,800	4,919
Integrated Distribution Services Group Ltd.1	3,036,000	4,397
Ten Alps PLC1,2,3	3,439,001	1,529
Spot Runner, Inc.1,3,5	2,980,544	759
Mobil Travel Guide, Inc.1,3,5	96,033	24
Fontainebleau Resorts LLC, Class A, nonvoting units1,3,5	1,900,000	18
CEC Unet PLC1,2,3	35,100,775	—
		2,714,935

INFORMATION TECHNOLOGY — 12.91%
Kingboard Chemical Holdings Ltd.1,2	44,705,200	176,163
AVEVA Group PLC1,2	5,225,000	85,034
AAC Acoustic Technologies Holdings Inc.1	47,621,000	78,222
Rovi Corp.3	2,336,800	74,474
Hittite Microwave Corp.2,3	1,765,000	71,924
SkillSoft PLC (ADR)2,3	6,289,000	65,909
National Instruments Corp.	2,207,653	65,015
Digital River, Inc.2,3	2,217,700	59,856
Verifone Holdings, Inc.3	3,636,500	59,566
Kingboard Laminates Holdings Ltd.1	68,914,236	47,570
Palm, Inc.3	4,641,000	46,596
VTech Holdings Ltd.1	4,819,000	45,950
Fidelity National Information Services, Inc.	1,925,000	45,122
Acxiom Corp.3	3,347,700	44,926
PixArt Imaging Inc.1	5,185,000	43,509
Novellus Systems, Inc.3	1,736,000	40,518
FormFactor, Inc.3	1,719,500	37,416
Wistron Corp.1	18,202,337	35,193
Intersil Corp., Class A	2,277,500	34,937
Hana Microelectronics PCL1,2	53,925,000	33,655
Semtech Corp.3	1,896,053	32,252
Microchip Technology Inc.	1,100,000	31,966
Autodesk, Inc.3	1,170,000	29,730
IAC/InterActiveCorp3	1,400,000	28,672
Compuware Corp.3	3,900,000	28,197
Genpact Ltd.3	1,855,387	27,645
Littelfuse, Inc.3	850,000	27,327
Trimble Navigation Ltd.3	1,078,100	27,168
FactSet Research Systems, Inc.	409,000	26,941
Logitech International SA3	1,565,690	26,773
NEC Electronics Corp.1,3	3,150,000	25,910
Internet Brands, Inc., Class A3	3,272,895	25,627
MKS Instruments, Inc.3	1,420,000	24,722
LoopNet, Inc.2,3	2,444,035	24,294
Global Payments Inc.	443,000	23,860
Red Hat, Inc.3	745,145	23,025
Heartland Payment Systems, Inc.	1,750,000	22,977
Net 1 UEPS Technologies, Inc.3	1,168,873	22,699
Global Unichip Corp.1	4,283,768	22,562
Micron Technology, Inc.3	2,100,000	22,176
OnMobile Global Ltd.1,3	2,230,000	21,597
KLA-Tencor Corp.	594,650	21,503
Lender Processing Services, Inc.	528,000	21,468
Avid Technology, Inc.3	1,666,133	21,260
Echelon Corp.3	1,817,200	21,007
Akamai Technologies, Inc.3	827,000	20,948
Halma PLC1	5,365,000	20,915
Internet Capital Group, Inc.2,3	3,096,000	20,588
Neopost SA1	246,077	20,316
Kapsch TrafficCom AG1	548,989	19,861
Infotech Enterprises Ltd.1,2	3,000,000	19,851
Comverse Technology, Inc.3	2,050,000	19,372
Solera Holdings, Inc.	525,000	18,905
Acer Inc.1	6,262,000	18,728
Tripod Technology Corp.1	5,549,000	18,636
ACI Worldwide, Inc.3	1,071,114	18,370
Celestica Inc.3	1,900,000	17,936
OBIC Co., Ltd.1	102,830	16,786
Techwell, Inc.2,3	1,250,000	16,500
Renishaw PLC1	1,860,000	16,380
SINA Corp.3	355,000	16,039
Perfect World Co., Ltd., Class B (ADR)3	404,000	15,934
Itron, Inc.3	235,000	15,879
austriamicrosystems AG, non-registered shares1,2,3	715,000	15,586
Finisar Corp.3	1,665,236	14,854
Micrel, Inc.	1,772,850	14,537
DTS, Inc.3	386,900	13,236
Telecity Group PLC1,3	2,086,700	12,867
Green Packet Bhd.1,2,3	32,873,116	11,690
SuccessFactors, Inc.3	645,000	10,694
Dolby Laboratories, Inc., Class A3	218,400	10,424
Cadence Design Systems, Inc.3	1,500,000	8,985
Intermec, Inc.3	625,000	8,037
Spectris PLC1	680,000	8,022
DigiTech Systems Co., Ltd.1,3	348,000	7,436
Ultimate Software Group, Inc.3	250,000	7,342
Sonic Solutions3	600,000	7,098
Playtech Ltd.1	1,012,000	6,808
Delta Electronics (Thailand) PCL1	12,150,000	6,765
SEEK Ltd.1	999,737	6,143
Redington (India) Ltd.1	844,651	5,633
Wincor Nixdorf AG1	80,000	5,453
Oakton Ltd.1	1,520,000	4,275
THQ Inc.3	710,370	3,580
Ono Sokki Co., Ltd.1	822,900	3,439
Hutchinson Technology Inc.3	51,035	524
HSW International, Inc.3,4	815,215	252
HSW International, Inc.1,3,4	294,693	65
KAB Distribution Inc.1,2,3	9,700,000	—
		2,348,602

FINANCIALS — 11.53%
Dah Sing Financial Holdings Ltd.1,2,3	16,339,400	90,102
Industrial and Commercial Bank of China (Asia) Ltd.1	37,362,009	80,862
Indiabulls Real Estate Ltd.1,3	15,550,000	75,529
Kotak Mahindra Bank Ltd.1	4,336,262	74,802
SVB Financial Group3	1,739,000	72,499
Daegu Bank, Ltd.1	4,879,110	71,774
Hospitality Properties Trust	2,850,000	67,574
East West Bancorp, Inc.1,4	2,796,678	37,559
East West Bancorp, Inc.	1,783,600	28,181
Cullen/Frost Bankers, Inc.	1,191,000	59,550
Ascendas Real Estate Investment Trust1	31,486,550	49,294
Redwood Trust, Inc.3	3,350,000	48,441
City National Corp.	1,029,000	46,922
BOK Financial Corp.	985,000	46,807
First Niagara Financial Group, Inc.	3,300,000	45,903
Genworth MI Canada Inc.	1,674,000	43,341
Banco Cruzeiro do Sul SA, preferred nominative	5,543,100	40,464
Mercury General Corp.	1,000,724	39,288
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	7,250,000	37,449
YES BANK Ltd.1,3	6,305,000	35,866
Banco Industrial e Comercial SA, preferred nominative	4,934,100	34,404
Dolphin Capital Investors Ltd.1,2,3	36,765,400	33,769
Robinsons Land Corp., Class B1	118,348,300	32,834
First Pacific Co. Ltd.1	53,160,000	32,219
Topdanmark A/S1,3	235,700	31,911
Zenith National Insurance Corp.	1,070,200	31,849
First American Corp.	945,700	31,312
Hellenic Exchanges SA1	2,802,000	29,019
First Southern Bancorp, Inc.1,2,3,5	1,344,915	28,378
Zions Bancorporation	2,180,000	27,969
IG Group Holdings PLC1	4,530,000	27,610
Jammu and Kashmir Bank Ltd.1	2,174,991	27,172
Duff & Phelps Corp., Class A	1,471,000	26,860
Gruppo MutuiOnline SpA1,2	3,160,000	25,530
Portfolio Recovery Associates, Inc.3	515,000	23,113
TISCO Financial Group PCL1	31,317,000	22,749
Banque Cantonale Vaudoise1	56,000	22,184
Banco ABC Brasil SA, preferred nominative	3,270,700	22,149
Ascendas India Trust1	31,124,000	21,505
Jyske Bank A/S1,3	526,548	20,492
Azimut Holding SpA 1	1,496,663	19,964
JSE Ltd.1	2,420,000	19,776
Busan Bank1	1,650,000	19,683
MGIC Investment Corp.3	3,350,000	19,363
Home Federal Bancorp, Inc.2	1,384,249	18,424
Eaton Vance Corp., nonvoting shares	600,000	18,246
Central Pattana PCL1	29,016,000	17,671
PacWest Bancorp	857,000	17,269
Bolsa Mexicana de Valores, SAB de CV, Series A3	14,350,000	16,977
National Penn Bancshares, Inc.	2,665,000	15,430
Hung Poo Real Estate Development Corp.1	9,317,250	14,859
Banco Daycoval SA, preferred nominative	2,539,300	14,252
Territorial Bancorp Inc.2,3	782,500	14,124
Brown & Brown, Inc.	775,000	13,927
First Horizon National Corp.3	1,031,110	13,817
Rayonier Inc.	325,000	13,702
Starwood Property Trust, Inc.	725,000	13,695
AEON Mall Co., Ltd.1	705,000	13,651
Paraná Banco SA, preferred nominative	2,318,400	13,611
CapitalSource Inc.	3,300,000	13,101
eHealth, Inc.3	734,050	12,060
CenterState Banks, Inc.	1,128,000	11,382
Land and Houses PCL, nonvoting depositary receipt1	60,000,000	11,285
Oslo Børs VPS Holding ASA1	1,002,335	10,386
China Real Estate Information Corp. (ADR)3	906,100	9,949
Kiatnakin Bank PCL1	12,200,000	9,333
Alexandria Real Estate Equities, Inc.	143,300	9,213
Frasers Centrepoint Trust1	8,000,000	7,943
Bajaj Holdings & Investment Ltd.1	605,000	7,932
RenaissanceRe Holdings Ltd.	141,000	7,494
Discover Financial Services	500,000	7,355
Cathay Real Estate Development Co. Ltd.1,3	17,400,000	7,142
Indiabulls Financial Services Ltd.1	2,350,000	6,304
Sterling Bancshares, Inc.	1,155,210	5,926
Islamic Arab Insurance Co. (Salama)1,3	21,700,000	5,074
CapitaMall Trust, units1	1,750,000	2,218
		2,097,773

HEALTH CARE — 11.17%
Cochlear Ltd.1	2,262,154	139,678
Inverness Medical Innovations, Inc.3	2,886,900	119,835
Thoratec Corp.2,3	3,201,500	86,184
Talecris Biotherapeutics Holdings Corp.3	3,405,000	75,829
American Medical Systems Holdings, Inc.2,3	3,888,000	75,000
Human Genome Sciences, Inc.3	2,435,000	74,511
Myriad Genetics, Inc.3	2,796,500	72,989
Fisher & Paykel Healthcare Corp. Ltd.1,2	26,890,690	65,883
Integra LifeSciences Holdings Corp.2,3	1,604,890	59,028
Hikma Pharmaceuticals PLC1	6,769,153	55,492
Endo Pharmaceuticals Holdings Inc.3	2,628,900	53,919
Volcano Corp.2,3	2,991,900	51,999
Intuitive Surgical, Inc.3	155,000	47,015
Nakanishi Inc.1,2	557,100	44,295
ResMed Inc.3	690,000	36,066
ResMed Inc. (CDI)1,3	1,500,000	7,980
Ansell Ltd.1	4,450,000	43,392
Ipca Laboratories Ltd.1,2	1,794,000	40,116
athenahealth, Inc.3	855,000	38,680
Hologic, Inc.3	2,465,000	35,743
RHÖN-KLINIKUM AG, non-registered shares1	1,415,000	34,584
Pharmaceutical Product Development, Inc.	1,390,000	32,582
ZOLL Medical Corp.2,3	1,187,783	31,738
Tecan Group AG1	415,586	31,323
ArthroCare Corp.3	1,270,000	30,099
Martek Biosciences Corp.3	1,565,000	29,641
Beckman Coulter, Inc.	448,300	29,337
SonoSite, Inc.2,3	1,174,100	27,744
Covance Inc.3	500,000	27,285
Invacare Corp.	1,089,400	27,170
Amylin Pharmaceuticals, Inc.3	1,813,000	25,727
NuVasive, Inc.3	782,461	25,023
Bangkok Dusit Medical Services PCL1	33,161,200	24,738
Team Health Holdings, Inc.3	1,585,000	22,222
Illumina, Inc.3	700,000	21,455
Sonic Healthcare Ltd.1	1,552,967	21,386
Abaxis, Inc.3	834,700	21,327
DENTSPLY International Inc.	600,000	21,102
Genomma Lab Internacional, SAB de CV, Series B3	9,572,100	21,076
Masimo Corp.3	672,400	20,454
PSS World Medical, Inc.3	900,000	20,313
Piramal Healthcare Ltd.1	2,489,050	19,890
Vibrac SA1	183,000	19,047
Greatbatch, Inc.3	990,400	19,045
OJSC Pharmstandard (GDR)1,3	842,651	16,914
The Cooper Companies, Inc.	429,700	16,380
Tsumura & Co.1	490,000	15,791
Eurand NV3	1,200,000	15,480
Movetis NV1,3	693,000	12,488
Movetis NV1,3	693,000	1
IPC The Hospitalist Co., Inc.3	375,000	12,469
Mettler-Toledo International Inc.3	115,000	12,074
EGIS Nyrt.1	107,000	10,648
TECHNE Corp.	150,000	10,284
Vital Images, Inc.2,3	792,000	10,051
Bumrungrad Hospital PCL1	10,167,950	8,993
Laboratorios Farmacéuticos ROVI, SA1	710,000	7,844
Sysmex Corp.1	148,000	7,729
Newron Pharmaceuticals SpA1,2,3	257,000	4,644
Newron Pharmaceuticals SpA1,2,3,4	142,000	2,566
TranS1 Inc.2,3	1,620,000	6,399
ABIOMED, Inc.3	678,780	5,933
Array BioPharma Inc.3	1,920,000	5,395
Clínica Baviera, SA1,3	420,000	4,791
AS ONE Corp.1	253,000	4,414
A&D Pharma Holdings NV (GDR)1,3	775,200	3,887
Vision-Sciences, Inc.2,3	2,200,000	2,706
Krka, dd, Novo mesto1	27,820	2,552
LifeCycle Pharma A/S1,3	1,222,332	1,223
WuXi PharmaTech (Cayman) Inc. (ADR)3	47,800	763
Exiqon A/S1,3	450,000	594
Hythiam, Inc.3	1,000,000	439
Allied Medical Ltd.1,3	147,030	3
		2,031,397

MATERIALS — 7.64%
James Hardie Industries NV1,3	12,220,609	92,138
AptarGroup, Inc.	2,484,682	88,803
Aquarius Platinum Ltd.1,3	8,333,333	54,045
Aquarius Platinum Ltd. (GBP denominated)1,3	3,862,983	24,915
African Minerals Ltd.1,2,3	11,176,000	67,020
Talvivaara Mining Co. PLC1,3	10,623,800	65,838
Rhodia SA1,3	3,657,500	64,281
Symrise AG1	2,634,102	56,477
Huabao International Holdings Ltd.1	49,520,000	53,403
Yingde Gases Group Co. Ltd.1,3	52,050,000	53,271
Jaguar Mining Inc.2,3	4,350,000	49,081
Bemis Co., Inc.	1,225,000	36,321
Inmet Mining Corp.	500,000	30,467
FUCHS PETROLUB AG1	332,517	28,906
Martin Marietta Materials, Inc.	300,000	26,823
Lynas Corp. Ltd.1,3	54,976,902	26,695
Lundin Mining Corp.3	6,355,000	26,107
Mineral Deposits Ltd.1,3	16,142,844	14,094
Mineral Deposits Ltd. (CAD denominated)3	12,400,000	11,847
Scotts Miracle-Gro Co., Class A	650,000	25,551
Petropavlovsk PLC1,3	1,553,901	25,483
LANXESS AG1	650,000	24,449
RPM International, Inc.	1,200,000	24,396
PT Indocement Tunggal Prakarsa Tbk1	16,610,000	24,168
Croda International PLC1	1,875,000	24,123
Eastern Platinum Ltd.3	24,721,450	21,729
Eastern Platinum Ltd.3,4	2,500,000	2,197
Midas Holdings Ltd.1	36,567,000	23,737
China Shanshui Cement Group Ltd.1	28,700,000	20,849
Kenmare Resources PLC1,2,3	55,956,000	19,898
Centamin Egypt Ltd. (GBP denominated)1,3	9,570,037	18,818
Centamin Egypt Ltd.1,3	3,000	6
Gold Wheaton Gold Corp.3,4	42,440,000	14,799
Gold Wheaton Gold Corp.3	10,000,000	3,487
Siam City Cement PCL1	2,577,500	18,129
Intrepid Potash, Inc.3	618,013	18,027
Sino-Forest Corp.3	900,000	16,664
Rusoro Mining Ltd.2,3,4	20,000,000	8,407
Rusoro Mining Ltd.2,3	19,297,000	8,112
Sundance Resources Ltd.1,3	117,875,000	16,141
Calgon Carbon Corp.3	1,020,573	14,186
Yamana Gold Inc.	1,200,000	13,757
Cheil Industries Inc.1	260,000	12,645
Cape Lambert Resources Ltd.1,3	26,100,000	12,312
Sika AG, non-registered shares1	7,800	12,121
Minerals Technologies Inc.	220,000	11,983
Buzzi Unicem SpA1	673,000	10,802
Gem Diamonds Ltd.1,3	1,598,242	5,812
Gem Diamonds Ltd.1,3,4	1,005,926	3,658
Birla Corp. Ltd.1	1,217,400	8,747
Northern Iron Ltd.1,3	7,244,476	8,112
Cementir Holding SpA1	1,600,000	7,714
Everest Kanto Cylinder Ltd.1	2,500,000	7,672
Titan Cement Co. SA1	260,000	7,526
Obtala Resources PLC1,2,3,4	7,950,000	2,345
Obtala Resources PLC1,2,3	7,000,000	2,065
Polo Resources Ltd.1,3	61,936,200	3,782
CGA Mining Ltd.3	1,731,700	3,441
Banro Corp.3,4	890,000	1,735
Banro Corp.3	689,000	1,343
J.K. Cement Ltd.1	945,000	2,985
Vatukoula Gold Mines PLC1,3,4	106,650,000	2,299
PT Semen Gresik1	2,200,000	1,756
Oxus Gold PLC1,3	10,378,644	1,490
Zoloto Resources Ltd.1,2,3	8,175,000	187
		1,390,177

ENERGY — 5.91%
Pacific Rubiales Energy Corp.3	6,375,000	94,099
Heritage Oil Ltd.1,3	13,078,000	92,131
Niko Resources Ltd.	920,000	86,489
Concho Resources Inc.3	1,546,100	69,420
Banpu PCL1	3,790,300	65,810
FMC Technologies, Inc.3	1,115,000	64,492
Core Laboratories NV	495,000	58,469
Gulf Keystone Petroleum Ltd.1,2,3,4	37,087,632	54,088
BJ Services Co.	2,892,400	53,799
Zhaikmunai LP (GDR)1,3,4	5,540,000	46,756
Zhaikmunai LP (GDR)1,3	353,650	2,985
Cimarex Energy Co.	775,100	41,057
Uranium One Inc.3	13,860,500	39,991
Karoon Gas Australia Ltd.1,3	3,500,000	32,885
Regal Petroleum PLC1,2,3	21,693,000	27,847
Helmerich & Payne, Inc.	646,000	25,762
Dril-Quip, Inc.3	435,000	24,569
Bill Barrett Corp.3	700,000	21,777
Centennial Coal Co. Ltd.1	5,927,391	21,058
Petroceltic International PLC1,3	68,700,000	16,650
WorleyParsons Ltd.1	589,556	15,271
Eurasia Drilling Co. Ltd. (GDR)1	875,000	14,978
Oceaneering International, Inc.3	250,000	14,630
Rosetta Resources Inc.3	730,000	14,549
Schoeller-Bleckmann Oilfield Equipment AG1	296,200	14,169
Gran Tierra Energy Inc.3	2,450,000	14,039
Resolute Energy Corp.3	1,025,000	11,808
Rockhopper Exploration PLC1,2,3	11,000,000	10,937
Value Creation Inc.1,3,5	4,529,354	10,218
Wellstream Holdings PLC1	1,000,000	8,535
BNK Petroleum Inc.3,4	2,000,000	2,255
BNK Petroleum Inc.3	1,590,380	1,793
Leed Petroleum PLC1,3	9,135,000	884
High Arctic Energy Services Inc.3	1,923,000	202
Oilexco Inc. (GBP denominated)1,3,4	2,900,000	—
Oilexco Inc.1,3,4	520,000	—
		1,074,402

CONSUMER STAPLES — 4.32%
Lindt & Sprüngli AG1	1,694	41,582
Lindt & Sprüngli AG, participation certificate1	19,166	41,121
Alberto-Culver Co.	2,221,227	65,060
China Yurun Food Group Ltd.1	20,625,000	61,006
Drogasil SA, ordinary nominative	3,001,900	48,237
Kernel Holding SA1,3	3,243,300	47,276
Bare Escentuals, Inc.3	3,826,100	46,793
Hite Brewery Co., Ltd.1	305,000	44,478
Hypermarcas SA, ordinary nominative3	1,655,500	38,003
ARYZTA AG1	1,018,000	37,273
Asian Citrus Holdings Ltd.1	37,920,000	31,500
Nong Shim Co., Ltd.1	113,716	24,302
Strauss Group Ltd.1	1,558,350	23,201
Whole Foods Market, Inc.3	825,000	22,646
MARR SpA1	2,462,365	20,900
CP ALL PCL1	25,948,500	19,263
GlaxoSmithKline Consumer Healthcare Ltd.1	635,897	17,811
Church & Dwight Co., Inc.	290,174	17,541
Emmi AG1	136,100	16,890
Coca-Cola Icecek AS, Class C1	1,672,785	16,803
Poslovni sistem Mercator, dd1	69,933	15,326
AMOREPACIFIC Corp.1	17,600	14,120
TreeHouse Foods, Inc.3	350,000	13,601
Thai Union Frozen Products PCL1	13,500,000	12,228
Philip Morris CR as1	22,200	10,625
Tassal Group Ltd.1	6,500,000	10,194
Origin Enterprises PLC1,3	3,213,300	9,825
Chattem, Inc.3	100,000	9,330
PT BISI International Tbk1,3	34,840,000	4,997
PrimeAg Australia Ltd.1,3	4,017,987	3,727
		785,659

UTILITIES — 2.14
Xinao Gas Holdings Ltd.1,2	70,350,000	179,716
Glow Energy PCL1	53,471,700	52,779
Hyflux Ltd1	13,882,000	34,854
Manila Water Co., Inc.1	82,470,000	27,822
AES Tietê SA, preferred nominative	2,400,000	27,547
KSK Energy Ventures Ltd.1,3	5,700,000	24,597
CESC Ltd.1	1,746,400	14,436
Indiabulls Power Ltd.1,3	11,678,947	8,759
Thai Tap Water Supply PCL1	49,600,000	6,624
Acea SpA1	602,485	6,431
Electricity Generating PCL1	2,285,000	5,432
		388,997

TELECOMMUNICATION SERVICES — 1.63%
tw telecom inc.3	5,865,000	100,526
Partner Communications Co. Ltd.1	2,900,039	58,841
Partner Communications Co. Ltd. (ADR)	311,800	6,345
Cellcom Israel Ltd.	850,000	27,251
Cellcom Israel Ltd. (ILS denominated)1	855,000	26,896
LG Telecom Ltd.1	3,770,000	27,445
Total Access Communication PCL1	17,046,000	18,199
Daisy Group PLC1,3,4	10,000,000	15,883
Globe Telecom, Inc.1	526,867	10,341
StarHub Ltd1	3,246,840	4,944
		296,671

MISCELLANEOUS — 4.94%
Other common stocks in initial period of acquisition		898,982

Total common stocks (cost: $14,166,373,000)		17,079,230

Warrants — 0.03%

FINANCIALS — 0.01%
PacWest Bancorp, Series B, warrants, expire 20101,3,4	428,500	1,210
PacWest Bancorp, Series A, warrants, expire 20101,3,4	428,500	589
		1,799

INDUSTRIALS — 0.01%
Goodpack Ltd., warrants, expire 20122,3	5,272,000	1,707

MATERIALS — 0.01%
Gold Wheaton Gold Corp., warrants, expire 20111,3,4	17,500,000	1,043
Gold Wheaton Gold Corp., warrants, expire 20133,4	3,720,000	266
		1,309

HEALTH CARE — 0.00%
Fluidigm Corp., warrant, expire 20191,2,3,5	1	—

Total warrants (cost: $882,000)		4,815

Convertible securities — 0.64%	Shares or principal amount

FINANCIALS — 0.44%
East West Bancorp, Inc. 13.00% convertible preferred1,3,4	48,286	71,735
Center Financial Corp., Series B, 12.00% convertible preferred1,3,4	4,875	5,083
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	2,299
		79,117

HEALTH CARE — 0.15%
Fluidigm Corp., Series E, convertible preferred1,2,3,5	1,309,740	18,336
BG Medicine, Inc., Series D, convertible preferred1,2,3,5	1,538,462	10,000
		28,336

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,770

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred1,3,5	1,626,016	414

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		7,289

Total convertible securities (cost: $97,864,000)		116,926

	Principal amount
Bonds & notes — 0.10%	(000)

FINANCIALS — 0.10%
Zions Bancorporation 5.65% 2014	$1,220	909
Zions Bancorporation 5.50% 2015	3,575	2,530
Zions Bancorporation 6.00% 2015	9,772	6,919
CIT Group Inc., Term Loan 2A, 9.50% 20126,7,8	7,700	7,912

Total bonds & notes (cost: $17,626,000)		18,270

	Principal amount	Value
Short-term securities — 5.60%	(000)	(000)

U.S. Treasury Bills 0.055%–0.338% due 1/28–8/26/2010	$177,200	$177,020
Fannie Mae 0.065%–0.25% due 1/4–8/16/2010	159,000	158,923
International Bank for Reconstruction and Development 0.10%–0.17% due 2/1–4/15/2010	152,700	152,690
Freddie Mac 0.11%–0.24% due 4/26–5/17/2010	79,800	79,765
Caisse d’Amortissement de la Dette Sociale 0.21% due 1/15/2010	72,600	72,593
Australia & New Zealand Banking Group, Ltd. 0.21% due 1/15/20104	45,600	45,596
Westpac Banking Corp. 0.30% due 4/20/20104	42,000	41,973
Paccar Financial Corp. 0.20% due 1/22/2010	37,200	37,195
Bank of America Corp. 0.31% due 2/23/2010	36,900	36,887
Federal Home Loan Bank 0.065%–0.11% due 1/26–2/19/2010	29,250	29,249
National Australia Funding (Delaware) Inc. 0.20% due 1/6/20104	27,700	27,699
Société Générale North America, Inc. 0.155% due 1/5/2010	25,000	24,999
KfW 0.19% due 1/14/20104	25,000	24,998
JPMorgan Chase Funding Inc. 0.18% due 1/19/20104	20,000	19,997
Park Avenue Receivables Co., LLC 0.22% due 1/14/20104	5,000	5,000
Variable Funding Capital Company LLC 0.21% due 1/14/20104	25,000	24,996
GDF SUEZ 0.19% due 1/29/20104	22,200	22,197
BNP Paribas Finance Inc. 0.17% due 2/12/2010	19,000	18,996
Bank of Nova Scotia 0.20% due 1/12/2010	11,700	11,699
ING (U.S.) Funding LLC 0.22% due 1/19/2010	5,800	5,799

Total short-term securities (cost: $1,018,143,000)		1,018,271

Total investment securities (cost: $15,300,888,000)		18,237,512
Other assets less liabilities		(47,425)

Net assets		$18,190,087

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $8,644,682,000, which represented 47.52% of the net assets of the fund. This amount includes $8,427,964,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $549,391,000, which represented 3.02% of the net assets of the fund.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$28,378	.16%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	2,299	.01
Fluidigm Corp., Series E, convertible preferred	12/21/2006–11/16/2009	18,337	18,336	.10
Fluidigm Corp., warrant, expire 2019	8/17/2009	—	—	.00
Value Creation Inc.	8/25/2005–9/1/2006	33,229	10,218	.06
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.06
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	759	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	414	.00
Mobile Travel Guide, Inc.	12/17/2007	24	24	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	18	.00

Total restricted securities		$134,838	$70,446	.39%

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subjected to legal or contractual restrictions on resale. The total value of all such loans was $7,912,000, which represented .04% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	ILS = Israeli shekels
BDR = Brazilian Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/09 (000)

Xinao Gas Holdings Ltd.	72,350,000	—	2,000,000	70,350,000	$—	$179,716
Kingboard Chemical Holdings Ltd.	55,295,200	—	10,590,000	44,705,200	—	176,163
Jumbo SA	9,689,912	—	—	9,689,912	2,862	122,997
Dah Sing Financial Holdings Ltd.	14,557,000	1,782,400	—	16,339,400	—	90,102
Jain Irrigation Systems Ltd.	4,674,949	—	—	4,674,949	—	87,750
Thoratec Corp.	3,076,500	125,000	—	3,201,500	—	86,184
AVEVA Group PLC	5,225,000	—	—	5,225,000	—	85,034
American Medical Systems Holdings, Inc.	3,935,400	—	47,400	3,888,000	—	75,000
Resources Connection, Inc.	3,477,500	—	—	3,477,500	—	73,793
Hittite Microwave Corp.	1,765,000	—	—	1,765,000	—	71,924
African Minerals Ltd.	10,676,082	499,918	—	11,176,000	—	67,020
SkillSoft PLC (ADR)	6,289,000	—	—	6,289,000	—	65,909
Fisher & Paykel Healthcare Corp. Ltd.	26,890,690	—	—	26,890,690	1,045	65,883
Digital River, Inc.	2,982,700	50,000	815,000	2,217,700	—	59,856
Integra LifeSciences Holdings Corp.	1,604,890	—	—	1,604,890	—	59,028
Gulf Keystone Petroleum Ltd.	37,087,632	—	—	37,087,632	—	54,088
Fourlis	4,074,000	—	—	4,074,000	—	53,108
Blue Nile, Inc.	829,140	—	—	829,140	—	52,509
Lions Gate Entertainment Corp.	9,000,000	—	—	9,000,000	—	52,290
Volcano Corp.	2,991,900	—	—	2,991,900	—	51,999
Jaguar Mining Inc.	1,824,900	2,525,100	—	4,350,000	—	49,081
Ekornes ASA	2,937,598	—	699,748	2,237,850	—	46,357
Astaldi SpA	5,344,954	—	—	5,344,954	—	45,602
Nakanishi Inc.	557,100	—	—	557,100	453	44,295
Live Nation, Inc.	5,782,000	—	892,606	4,889,394	—	41,609
Domino’s Pizza UK & IRL PLC	8,286,034	390,000	—	8,676,034	—	41,564
Ipca Laboratories Ltd.	1,794,000	—	—	1,794,000	191	40,116
Beacon Roofing Supply, Inc.	2,504,225	—	—	2,504,225	—	40,068
Northgate PLC	10,581,804	—	—	10,581,804	—	37,052
Ennis, Inc.	2,065,810	—	—	2,065,810	320	34,685
Dolphin Capital Investors Ltd.	36,765,400	—	—	36,765,400	$—	$33,769
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	—	33,655
CKX, Inc.	—	6,250,000	—	6,250,000	—	32,938
American Axle & Manufacturing Holdings, Inc.	1,800,000	2,200,000	—	4,000,000	—	32,080
ZOLL Medical Corp.	1,121,183	66,600	—	1,187,783	—	31,738
First Southern Bancorp	—	1,344,915	—	1,344,915	—	28,378
First Southern Bancorp, Series C, convertible preferred	—	2,299	—	2,299	—	2,299
ASOS PLC	2,905,000	925,000	—	3,830,000	—	29,947
Trinity Ltd.	82,337,500	—	—	82,337,500	—	28,798
Regal Petroleum PLC	21,693,000	—	—	21,693,000	—	27,847
SonoSite, Inc.	1,354,100	—	180,000	1,174,100	—	27,744
Exponent, Inc.	936,400	—	—	936,400	—	26,069
Gruppo MutuiOnline SpA	3,160,000	—	—	3,160,000	—	25,530
LoopNet, Inc.	2,444,035	—	—	2,444,035	—	24,294
Domino’s Pizza Enterprises Ltd.	4,759,100	—	—	4,759,100	—	23,039
Goodpack Ltd.	26,360,000	—	—	26,360,000	569	21,043
Goodpack Ltd., warrants, expire 2012	—	5,272,000	—	5,272,000	—	1,707
Goodpack Ltd., rights, expire 2009	—	5,272,000	5,272,000	—	—	—
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	20,588
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	143	19,979
Frigoglass SAIC	2,067,833	—	—	2,067,833	—	19,932
Kenmare Resources PLC	55,956,000	—	—	55,956,000	—	19,898
Infotech Enterprises Ltd.	3,000,000	—	—	3,000,000	—	19,851
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	76	18,424
Fluidigm Corp., Series E, convertible preferred	1,251,055	58,685	—	1,309,740	—	18,336
Fluidigm Corp., warrant, expire 2019	1	—	—	1	—	—
Fluidigm Corp. 12.00% convertible notes 2009	$794,292	$—	$794,292	$—	16	—
Bowne & Co., Inc.	1,736,682	863,318	—	2,600,000	132	17,368
Rusoro Mining Ltd.	20,000,000	—	—	20,000,000	—	8,407
Rusoro Mining Ltd.	19,297,000	—	—	19,297,000	—	8,112
Techwell, Inc.	825,000	425,000	—	1,250,000	—	16,500
austriamicrosystems AG, non-registered shares	715,000	—	—	715,000	—	15,586
Standard Parking Corp.	30,400	934,600	—	965,000	—	15,324
Territorial Bancorp Inc.	782,500	—	—	782,500	—	14,124
Green Packet Bhd.	—	32,873,116	—	32,873,116	—	11,690
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	69	11,040
Rockhopper Exploration PLC	—	11,000,000	—	11,000,000	—	10,937
Vital Images, Inc.	792,000	—	—	792,000	—	10,051
BG Medicine, Inc., Series D, convertible preferred	1,538,462	—	—	1,538,462	—	10,000
Cpl Resources PLC	2,975,986	—	—	2,975,986	67	8,526
Newron Pharmaceuticals SpA	257,000	—	—	257,000	—	4,644
Newron Pharmaceuticals SpA	—	142,000	—	142,000	—	2,566
TranS1 Inc.	1,620,000	—	—	1,620,000	—	6,399
Obtala Resources PLC	7,950,000	—	—	7,950,000	—	2,345
Obtala Resources PLC	7,000,000	—	—	7,000,000	—	2,065
Vision-Sciences, Inc.	2,200,000	—	—	2,200,000	—	2,706
Ten Alps PLC	3,439,001	—	—	3,439,001	—	1,529
Imagelinx PLC	21,385,714	—	—	21,385,714	—	1,211
Zoloto Resources Ltd.	8,175,000	—	—	8,175,000	—	187
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	25
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
KAB Distribution Inc.	9,700,000	—	—	9,700,000	—	—
eHealth, Inc.*	1,504,054	104,050	874,054	734,050	—	—
Glacier Bancorp, Inc.*	3,959,000	—	3,959,000	—	515	—
Grontmij NV, depository receipts*	1,107,000	—	292,000	815,000	—	—
LECG Corp.*	1,863,800	—	1,324,653	539,147	—	—
Manila Water Co., Inc.*	111,206,800	—	28,736,800	82,470,000	301	—
MARR SpA*	3,380,063	—	917,698	2,462,365	—	—
Mineral Deposits Ltd.*	16,142,844	—	—	16,142,844	—	—
Mineral Deposits Ltd. (CAD denominated)*	12,400,000	—	—	12,400,000	—	—
Lonrho PLC*	42,015,000	12,300,000	2,720,000	51,595,000	—	—
Ono Sokki Co., Ltd.*	1,609,000	—	786,100	822,900	42	—
Pantaloon Retail (India) Ltd.*	8,524,816	—	—	8,524,816	110	—
Pantaloon Retail (India) Ltd., Class B*	551,250	—	—	551,250	8	—
Petroceltic International PLC*	68,700,000	—	—	68,700,000	—	—
Redwood Trust, Inc.*	4,450,000	—	1,100,000	3,350,000	—	—
SVB Financial Group*	1,789,000	—	50,000	1,739,000	—	—
Veeco Instruments Inc.*	2,566,396	—	2,566,396	—	—	—
					$6,919	$2,800,007

*Unaffiliated issuer at 12/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Industrials	$1,249,916	$1,801,719	*	$—	$3,051,635
Consumer discretionary	1,341,161	1,344,175	*	29,599	2,714,935
Information technology	1,487,582	860,955	*	65	2,348,602
Financials	1,053,392	978,444	*	65,937	2,097,773
Health care	1,378,511	652,883	*	3	2,031,397
Materials	459,263	930,727	*	187	1,390,177
Energy	639,200	424,984	*	10,218	1,074,402
Consumer staples	261,211	524,448	*	—	785,659
Utilities	27,547	361,450	*	—	388,997
Telecommunication services	134,122	162,549	*	—	296,671
Miscellaneous	513,352	385,630	*	—	898,982
Warrants	1,973	2,842		—	4,815
Convertible securities	—	9,059		107,867	116,926
Bonds & notes	—	18,270		—	18,270
Short-term securities	—	1,018,271		—	1,018,271
Total	$8,547,230	$9,476,406		$213,876	$18,237,512

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2009 (dollars in thousands):

	Beginning value at 10/1/2009	Net purchases and sales	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 12/31/2009

Investment securities	$60,321	$109,147	$45,002	$(594)	$213,876

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands):					$44,734

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $8,427,964,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,086,530
Gross unrealized depreciation on investment securities	(1,314,620)
Net unrealized appreciation on investment securities	2,771,910
Cost of investment securities for federal income tax purposes	15,465,602

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0210O-S21494

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 26, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: February 26, 2010